FEDERATED HERMES WORLD INVESTMENT SERIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 29, 2026

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INVESTMENT SERIES FUNDS, INC. (the “Registrant”)
Federated Hermes Corporate Bond Fund Class A Shares Class C Shares Class F Shares Institutional Shares Class R6 Shares (the “Fund”)

1933 Act File No. 033-48847 1940 Act File No. 811-58429

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated January 31, 2026, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 67 on January 27, 2026.

If you have any questions on the enclosed material, please contact Stefan Heidinger at stefan.heidinger@federatedhermes.com or (412) 288-6423.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary